Related Party Transactions (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Aug. 03, 2023	Dec. 31, 2022	Nov. 02, 2021	Oct. 31, 2021
Related Party Transaction [Line Items]
Share based compensation	$ 1,083,885	$ 742,797	$ 1,301,213	$ 1,245,406
Current portion of related party consideration payable	500,000		500,000
Note payable	11,612,459		10,584,037	8,884,513	$ 7,000,000	$ 548,947
Anderson Development SB, LLC. [Member]
Related Party Transaction [Line Items]
Outstanding membership interests								100.00%
Related Party [Member]
Related Party Transaction [Line Items]
Accrued expenses	313,000		648,000
Related party balance	$ 481,000		460,000
Note payable		$ 445,000	400,000
Accrued interest			72,000
Related Party [Member] | Anderson Development SB, LLC. [Member]
Related Party Transaction [Line Items]
Outstanding membership interests							100.00%
Related Party [Member] | Anderson Development SB, LLC. [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Contingent consideration							$ 1,440,000
Related Party [Member] | Anderson Development SB, LLC. [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Contingent consideration				2,400,000			$ 2,400,000
Current portion of related party consideration payable			500,000
Related Party One [Member]
Related Party Transaction [Line Items]
Borrowed value			200,000
Related Party Two [Member]
Related Party Transaction [Line Items]
Borrowed value			39,000
Key Management Compensation [Member]
Related Party Transaction [Line Items]
Share based compensation			$ 1,301,213	$ 492,000